UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


SEPTEMBER 30, 2005

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  NOVEMBER 14, 2005


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	87
Form 13F Information Table Value Total:	$550,396

List of Other Included Managers:

No. 13F File Number		Name








 WALTER F. HARRISON, III










            FORM 13F










   AS OF SEPTEMBER 30, 2005





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




AFFILIATED MANAGERS GROUP
Common
008252108

4,895,592
                    67,600
X


Walter Harrison
X


ALCATEL SPON ADRSPONSOREDADR CMN
Common
013904305

947,452
                    70,600
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
Common
018804104

22,740,853
                  304,633
X


Walter Harrison
X


ALLIED CAPITAL CORPORATION CMN
Common
01903Q108

454,702
                    15,882
X


Walter Harrison
X


ALTRIA GROUP
Common
02209S103

18,704,355
                  253,756
X


Walter Harrison
X


AMBAC FINANCIAL GROUP INC CMN
Common
023139108

4,381,248
                    60,800
X


Walter Harrison
X


AMERICA MOVIL SA DE CV SPONSOREDADR CMN SERIES
L
Common
02364W105

1,705,536
                    64,800
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205

2,816,378
                  552,231
X


Walter Harrison
X


ANTHRACITE CAPITAL INC
Common
037023108

4,166,021
                  359,760
X


Walter Harrison
X


BANK NEW YORK INC
Common
064057102

12,180,975
                  414,178
X


Walter Harrison
X


BEAR STEARNS COMPANIES INC CMN
Common
073902108

954,825
                      8,700
X


Walter Harrison
X


BJ SERVICES CO
Common
055482103

2,854,007
                    79,300
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
Common
139733109

26,064,604
                  673,330
X


Walter Harrison
X


CAPITAL CROSSING BANK
Common
140071101

13,201,200
                  380,000
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103

18,841,086
                  377,350
X


Walter Harrison
X


CHICAGO MERCANTILE HLDGS INC CMN
Common
167760107

2,259,910
                      6,700
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101

14,938,547
                  329,551
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
Common
17453B101

6,148,990
                  453,800
X


Walter Harrison
X


CITRIX SYSTEMS INC CMN
Common
177376100

874,872
                    34,800
X


Walter Harrison
X


CNA FINANCIAL CORP
Common
126117100

3,911,477
                  130,950
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
Common
204912109

14,323,874
                  515,062
X


Walter Harrison
X


CYBERONICS
Common
23251P102

9,095,295
                  304,700
X


Walter Harrison
X


DESIGN WITHIN REACH
Common
250557105

10,047,663
               1,112,698
X


Walter Harrison
X


DISCOVERY HOLDING CO CMN CLASSA
Common
25468Y107

1,752,163
                  121,425
X


Walter Harrison
X


EDDIE BAUER HOLDINGS INC CMN
Common
071625107

2,197,800
                    88,800
X


Walter Harrison
X


ELECTRONIC ARTS CMN
Common
285512109

750,948
                    13,200
X


Walter Harrison
X


ETHAN ALLEN INTERIORS INC CMN
Common
297602104

1,953,105
                    62,300
X


Walter Harrison
X


EVEREST REINSURANCE
Common
G3223R108

22,782,799
                  232,715
X


Walter Harrison
X


EXPRESS SCRIPTS COMMON CMN
Common
302182100

752,620
                    12,100
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109

9,427,035
                  210,331
X


Walter Harrison
X


FIRST REPUBLIC BANK
Common
336158100

12,125,285
                  344,175
X


Walter Harrison
X


FISERV INC CMN
Common
337738108

2,316,435
                    50,500
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
Class-A
345550107

26,784,452
                  703,004
X


Walter Harrison
X


FREDDIE MAC CMN
Common
313400301

14,352,132
                  254,200
X


Walter Harrison
X


GOOGLE, INC. CMN CLASSA
Common
38259P508

1,234,194
                      3,900
X


Walter Harrison
X


HARRAHS ENTMT INC CMN
Common
413619107

5,529,220
                    84,817
X


Walter Harrison
X


HEWLETT-PACKARD CO. CMN
Common
428236103

4,908,520
                  168,100
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
Common
435569108

3,133,060
                  319,700
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
Common
436233100

5,306,309
               1,260,406
X


Walter Harrison
X


HOME DEPOT
Common
437076102

4,149,632
                  108,800
X


Walter Harrison
X


INTEL CORP CMN
Common
458140100

1,725,500
                    70,000
X


Walter Harrison
X


INTL GAME TECHNOLOGY CMN
Common
459902102

580,500
                    21,500
X


Walter Harrison
X


ITLA CAP CORP
Common
450565106

15,153,863
                  288,700
X


Walter Harrison
X


JAMES RIVER GROUP, INC. CMN
Common
470359100

88,000
                      5,000
X


Walter Harrison
X


LABORATORY CORP AMER HLDGS CMN
Common
50540R409

3,848,090
                    79,000
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
Common
51206P109

1,684,380
                  167,600
X


Walter Harrison
X


LEHMAN BROTHERS HOLDINGS INC CMN
Common
524908100

896,896
                      7,700
X


Walter Harrison
X


LIBERTY GLOBAL INC CMN CLASSA
Class-A
530555101

4,507,343
                  166,384
X


Walter Harrison
X


LIBERTY GLOBAL, INC. CMN SERIESC
Class-C
530555309

4,518,713
                  175,484
X


Walter Harrison
X


LIBERTY MEDIA
Common
530718105

9,376,238
               1,164,750
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
Common
542307103

3,777,800
                  145,300
X


Walter Harrison
X


MAYORS JEWELERS INC
Common
578462103

213,502
                  410,580
X


Walter Harrison
X


METTLER TOLEDO INTL
Common
592688105

8,556,993
                  167,850
X


Walter Harrison
X


MORGAN STANLEY CMN
Common
617446448

3,096,156
                    57,400
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
Common
649445103

4,575,551
                  278,997
X


Walter Harrison
X


NEWS CORPORATION, INC. CMN CLASSA
Common
65248E104

5,935,113
                  380,700
X


Walter Harrison
X


NII HOLDINGS INC
Common
62913F201

2,187,255
                    25,900
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
Common
659424105

10,683,429
                  418,958
X


Walter Harrison
X


OCWEN FINANCIAL CORP
Common
675746101

4,466,202
                  643,545
X


Walter Harrison
X


PARLUX FRAGRANCES CMN
Common
701645103

1,151,030
                    39,500
X


Walter Harrison
X


PFF BANCORP
Common
69331W104

8,587,788
                  283,800
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205

1,774,570
                    50,500
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107

2,597,716
                    47,300
X


Walter Harrison
X


PREPAID LEGAL SERVICES
Common
740065107

1,727,258
                    44,632
X


Walter Harrison
X


PRICE COMMUNICATIONS
Common
741437305

3,793,370
                  230,600
X


Walter Harrison
X


PULTE HOMES INC
Common
745867101

40,114,663
                  934,638
X


Walter Harrison
X


QUALCOMM INC CMN
Common
747525103

3,119,075
                    69,700
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
Common
750236101

12,743,894
                  239,998
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
Common
756240305

903,511
                  365,055
X


Walter Harrison
X


REDWOOD TRUST INC
Common
758075402

17,941,902
                  369,099
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
Class-A
761695105

16,799,260
                  612,888
X


Walter Harrison
X


SEATTLE GENETICS INC CMN
Common
812578102

374,850
                    71,400
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107

3,359,360
                  524,900
X


Walter Harrison
X


TELLABS INC. CMN
Common
879664100

2,126,092
                  202,100
X


Walter Harrison
X


TEL OFFSHORE TRUST CMN
Common
872382106

126,071
                    11,545
X


Walter Harrison
X


TERADYNE INC CMN
Common
880770102

660,000
                    40,000
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
Common
881624209

5,016,309
                  150,099
X


Walter Harrison
X


TIME WARNER INC
Common
887317105

3,784,990
                  209,000
X


Walter Harrison
X


UNITEDHEALTH GROUP INC CMN
Common
91324P102

606,960
                    10,800
X


Walter Harrison
X


URBAN OUTFITTERS INC CMN
Common
917047102

2,290,260
                    77,900
X


Walter Harrison
X


US BANCORP
Common
902973304

5,902,304
                  210,196
X


Walter Harrison
X


WELLPOINT INC CMN
Common
94973V107

796,110
                    10,500
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD
Common
G96655108

9,120,895
                  242,900
X


Walter Harrison
X


YAHOO! INC CMN
Common
984332106

2,988,072
                    88,300
X


Walter Harrison
X


WTS/DIME BANCORP INC EXP01/01/2059
Misc
25429Q110

31,616
                  197,600
X


Walter Harrison
X


WTS/IAC INTERACTIVECORP 19.4900 EXP02/04/2009
Misc
44919P110

82,890
                    26,398
X


Walter Harrison
X


WTS/EXPEDIA INC 15.6100 EXP02/04/2009
Misc
30212P113

38,907
                    13,100
X


Walter Harrison
X


Total Market Value


550,396,418













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